DIVIDENDS PAID AND PROPOSED	12 Months Ended
Dec. 31, 2025
Dividends Paid And Proposed
DIVIDENDS PAID AND PROPOSED	DIVIDENDS PAID AND PROPOSED
Pursuant to Bermuda law, Kyivstar Group is restricted from declaring or paying a dividend if there are reasonable grounds for believing that:
(a) Kyivstar Group is, or would after the payment be, unable to pay its liabilities as they become due, or
(b) the realizable value of Kyivstar Group assets would, as a result of the dividend, be less than the aggregate of Kyivstar Group liabilities.
Due to legal and regulatory restrictions, there were no dividends declared by Kyivstar Group in respect of 2025